INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating activities:
Net income	$ 31,503	$ 32,037
Loss from discontinued operations, net		(14,901)
Income from continuing operations	31,503	46,938
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,193	1,010
Stock based compensation expense, net	8,309	3,124
Acquisition related expenses paid by shareholders	3,060
Change in fair value of payment obligation related to acquisition	452
Accrued interest, net	11	1,046
Deferred taxes, net	(2,369)	(29)
Accrued severance pay, net	89	13
Net changes in operating assets and liabilities:
Accounts receivable	(36,254)	22,098
Other receivables and prepaid expenses	(4,150)	1,131
Other long-term assets	(660)
Accounts payable	10,206	(5,378)
Deferred revenues	1,003	(3,125)
Accrued expenses and other liabilities	517	(2,018)
Net cash provided by continuing operating activities	21,910	64,810
Net cash used in discontinued operations		(11,795)
Net cash provided by operating activities	21,910	53,015
Investing activities:
Purchases of property and equipment	(3,113)	(440)
Purchases of property and equipment on behalf of landlord	(4,515)
Restricted cash, net	(1,073)
Proceeds from short-term bank deposits		95,108
Cash acquired through acquisition of Perion Network Ltd.	23,364
Net cash provided by continuing investing activities	14,663	94,668
Net cash provided by discontinued investing activities		256
Net cash used in investing activities	14,663	94,924
Financing activities:
Exercise of stock options	1,139	10
Contribution by shareholders	585
Deferred payment made in connection with acquisition consummated in 2013	(2,545)
Repayment of long-term loans	(1,150)
Net cash provided by (used in) financing activities	(1,971)	10
Net increase in cash and cash equivalents	34,602	147,949
Net cash provided by discontinued activities		1,741
Cash and cash equivalents at beginning of year	949	78,395
Cash and cash equivalents at end of period	$ 35,551	$ 228,085